Contingencies	12 Months Ended
Dec. 31, 2022
Loss Contingency [Abstract]
CONTINGENCIES

NOTE 16 – CONTINGENCIES

In the normal course of business, MM Global is engaged in various trading and brokerage activities on a principal and agency basis through a clearing broker. As a regulated FINRA broker-dealer, MM Global is subject to regulatory trading inquiries and investigations to determine whether any violations of federal securities or FINRA rules may have occurred. During fiscal year ended December 31, 2022, FINRA’s Department of Enforcement concluded its investigation and alleges that there have been violations of the federal securities laws and FINRA rules. FINRA has issued the settlement for MMGS with a fine of $450,000 to pay through 3 years, an installment plan fee of $38,250, and a prohibition from providing market access to customers for a period of two years. The settlement also prohibits MMGS from engaging in any business in which MMGS provides market access to customers unless and until a registered principal or officer of MMGS certifies in writing to FINRA that the firm revised and enhanced its AML and supervisory procedures related to detecting and investigating suspicious trading activity and potential market manipulation. During fiscal year ended December 31, 2022, the Company had made payment in the amount of $153,450 and as of December 31, 2022, the payable to FINRA was in the amount of $334,800. The current portion of payable was included in “Accrued liabilities and other payables” on the accompanying consolidated balance sheets and the non-current portion of payable was included in “Accrued liabilities, non-current” on the accompanying consolidated balance sheets.